Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of detailed information about inventories
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Finished goods	750	777
Raw materials and supplies	449	452
Spare parts and other	157	151
Total inventories	1,356	1,380